Condensed Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 0	$ 0	$ 2,000
Prepaid expense-current	84,355	0	0
Total Current assets	84,355	0	2,000
Total assets	84,355	0	2,000
Long Term Liabilities
Accrued liabilities	0	0	400
Note payable - related party	138,000	0	0
Total Liabilities	138,000	0	400
Stockholders' Deficit
Common Stock $0.0001 par value, 100,000,000 shares authorized, 13,872,000 issued and outstanding at June 30, 2015, and 20,000,000 issued and outstanding at December 31, 2014 and 2013	1,387	2,000	2,000
Additional paid in capital	1,407	1,407	257
Discount on Common Stock	(1,387)	(2,000)	0
Accumulated deficit	(55,052)	(1,407)	(657)
Total Stockholders' deficit	(53,645)	0	1,600
Total Liabilities and Stockholders' Deficit	$ 84,355	$ 0	$ 2,000